Share Based Compensation - Summary of Performance Criteria (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share based payment arrangement [line Items]
Weight	100.00%	100.00%	100.00%	100.00%
Achieved Vesting Level			100.00%	126.35%
Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Vesting Opportunity	0.00%	0.00%	0.00%	0.00%
Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Vesting Opportunity	200.00%	200.00%	200.00%	200.00%
2022 Group operating income [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	Range (SEK billion): 24.1–34.1
Weight	45.00%
Achievement, value	kr 32.2
Achieved Vesting Level	162.76%
2022 Group operating income [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2022
Vesting Opportunity	0.00%
2022 Group operating income [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2022
Vesting Opportunity	200.00%
2021 Group operating income [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria		Range (SEK billion): 15.0–24.0
Weight		50.00%
Achievement, value		kr 27.4
Achieved Vesting Level		200.00%
2021 Group operating income [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Jan 1, 2021
Vesting Opportunity		0.00%
2021 Group operating income [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period		Dec 31, 2021
Vesting Opportunity		200.00%
2020 Group operating income [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria			Range (SEK billion): 19.1–27.9
Weight			50.00%
Achievement, value			kr 29.1
Achieved Vesting Level			200.00%
2020 Group operating income [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Jan 1, 2020
Vesting Opportunity			0.00%
2020 Group operating income [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period			Dec 31, 2020
Vesting Opportunity			200.00%
Absolute TSR [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	Range: 6%-14%	Range: 6%–14%	Range: 6%–14%	Range: 6%–14%
Weight	25.00%	30.00%	30.00%	30.00%
Achieved Vesting Level			0.00%	74.89%
Achievement, percentage			6.65%	9.00%
Absolute TSR [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2022	Jan 1, 2021	Jan 1, 2020	Jan 1, 2019
Vesting Opportunity	0.00%	0.00%	0.00%	0.00%
Absolute TSR [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
Vesting Opportunity	200.00%	200.00%	200.00%	200.00%
Relative TSR [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	Ranking of Ericsson: 6–2	Ranking of Ericsson: 6–2	Ranking of Ericsson: 6–2	Ranking of Ericsson: 7–2
Weight	20.00%	20.00%	20.00%	20.00%
Achieved Vesting Level			0.00%	19.39%
Achievement, description			12 out of 11	6.52 out of 12
Relative TSR [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2022	Jan 1, 2021	Jan 1, 2020	Jan 1, 2019
Vesting Opportunity	0.00%	0.00%	0.00%	0.00%
Relative TSR [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
Vesting Opportunity	200.00%	200.00%	200.00%	200.00%
2019 Group operating income [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria				Range (SEK billion): 10.0–20.0
Weight				50.00%
Achievement, value				kr 20.4
Achieved Vesting Level				200.00%
2019 Group operating income [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period				Jan 1, 2019
Vesting Opportunity				0.00%
2019 Group operating income [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period				Dec 31, 2019
Vesting Opportunity				200.00%
Increasing the representation of women leaders in the Ericsson Group Range 22-24 [member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	Increasing the representation of women leaders in the Ericsson Group: Range 22%–24%
Weight	5.00%
Increasing the representation of women leaders in the Ericsson Group Range 22-24 [member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2022
Vesting Opportunity	0.00%
Increasing the representation of women leaders in the Ericsson Group Range 22-24 [member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2024
Vesting Opportunity	200.00%
CO2e emissions (ktonnes) 265200 [member] | Group Environmental, Social and Governance [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Criteria	CO2e emissions (ktonnes): 265–200
Weight	5.00%
CO2e emissions (ktonnes) 265200 [member] | Group Environmental, Social and Governance [member] | Bottom of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Jan 1, 2022
Vesting Opportunity	0.00%
CO2e emissions (ktonnes) 265200 [member] | Group Environmental, Social and Governance [member] | Top of range [Member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Performance Period	Dec 31, 2024
Vesting Opportunity	200.00%